COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 07, 2013	Dec. 31, 2012	Dec. 31, 2011
Nathaniel Bradley
Commitments and Contingencies
Executive Employment Agreement period	3 years	4 years
Base salary	$ 200,000	$ 150,000
Accrued salaries		386,539	206,539
Sean Bradley
Commitments and Contingencies
Executive Employment Agreement period	3 years	4 years
Base salary	195,000	125,000
Accrued salaries		341,731	191,731
Edward O'Donnell
Commitments and Contingencies
Executive Employment Agreement period	2 years
Base salary	$ 165,000